10. Income Taxes - December 31, 2012	33 Months Ended
Sep. 30, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
10. Income Taxes - December 31, 2012

The Company has a net operating loss carried forward of $869,110 available to offset taxable income in future years which commence expiring in fiscal 2028.

The income tax benefit has been computed by applying the weighted average income tax rates of Canada (federal and provincial statutory rates) and of the United States (federal and state rates) of 25% and 34%, respectively, to the net loss before income taxes calculated for each jurisdiction. The tax effect of the significant temporary differences, which comprise future tax assets and liabilities, are as follows:

(a)	2012 $	2011 $

Income tax recovery at statutory rate	199,965	41,670
Valuation allowance change	(199,965)	(41,670)

Provision for income taxes	-	-

The significant components of deferred income tax assets and liabilities at December 31, 2012 and 2011 are as follows:

(b)	2012 $	2011 $

Net operating loss carried forward	295,385	95,420
Valuation allowance	(295,385)	(95,420)

Net deferred income tax asset	-	-

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carry forwards for Federal income tax reporting purposes are subject to annual limitations. When a change in ownership occurs, net operating loss carry forwards may be limited as to use in future years.